Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts payable	$ 25,871	$ 23,961
Non-controlling shareholders of subsidiaries
Accounts payable	4,845	4,363
Third parties
Accounts payable	$ 21,026	$ 19,598